Significant Accounting Policies (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Significant Accounting Policies
Raw materials		$ 0	$ 0
Finished goods		0	33,598
Total Inventory		0	33,598
2025 (remaining)	$ 1,013
2026	4,050	4,050
2027	4,050	4,050
Thereafter	8,100	12,150
2028	4,050	4,050
2029	4,050	4,050
Future Amortization Expense	$ 25,313	$ 28,350	$ 32,400